MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000             NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the fiscal year ended October 31, 2000, the U.S. economy experienced strong growth with moderate inflation early in the period, although potentially inflationary pressures loomed throughout much of the year. Attempting to reduce the inflation threat preemptively, the Federal Reserve Board raised the federal funds rate a total of 125 basis points, from 5.25 percent to 6.50 percent. As the economy began to slow in early summer, the Fed halted its rate raises. As measured by the two-year U.S. Treasury note, short-term interest rates rose, peaking at 6.91 percent in May. The effect of these interest-rate increases was less pronounced for long-term Treasuries, which benefited from a federal government program of buying back outstanding debt. The subsequent reduction in the supply of long-term Treasuries created an inverted yield curve, meaning that short-term Treasury yields were atypically higher than those of longer-term Treasuries.

By May, signs of more-moderate economic growth had begun to appear. Higher interest rates, a stagnated stock market and high energy prices all contributed to expectations of slower economic growth. The fixed-income market rallied on hopes that the Fed's restrictive policy might be nearing an end. On October 31 the 30-year Treasury note was yielding 5.78 percent, down more than 100 basis points from its fiscal-year peak of 6.81 percent.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended October 31, 2000, Morgan Stanley Dean Witter Federal Securities Trust's Class B shares produced a total return of 6.26 percent versus 8.04 percent for the Lehman Brothers U.S. Government Index. During the same period, the Fund's Class A, C and D shares posted total returns of 6.97 percent, 6.26 percent and 7.17 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman index.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

The Fund's heavy weighting in long-dated Treasuries was a major contributor to its performance. Early in the period, however, the Fund's shorter duration prevented it from participating fully in the Treasury rally that followed the announcement of the buyback program for long-dated Treasuries, hindering its performance somewhat.

The Fund ended the fiscal year with net assets exceeding $475.8 million and a weighted average maturity of approximately 10 years. On October 31, 2000, the portfolio held 45 percent of its assets in U.S. Treasury notes and bonds maturing in seven to 20 years, 17 percent in U.S. Treasury bonds maturing in more than 20 years, 23 percent in mortgage-backed securities, 10 percent in U.S. agency obligations and the balance in short-term money-market securities.

LOOKING AHEAD

We believe that economic growth will moderate while inflation will remain at acceptable levels. However, should growth strengthen and inflation rise, the Fed may feel the need to raise interest rates further. Adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FUND PERFORMANCE OCTOBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

               FUND         LEHMAN(4)
OCTOBER 1990  $10,000        $10,000
OCTOBER 1991  $11,526        $11,460
OCTOBER 1992  $12,512        $12,644
October 1993  $14,018         $14,305
October 1994  $13,048         $13,665
October 1995  $15,121         $15,767
October 1996  $15,695         $16,574
October 1997  $16,934         $18,009
October 1998  $18,687         $20,041
October 1999  $18,109         $19,799
October 2000  $19,243  (3)    $21,390

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/00                            PERIOD ENDED 10/31/00
   -------------------------                        -------------------------
   1 Year                      6.97%(1)  2.42%(2)   1 Year                     6.26%(1)    1.27%(2)
   Since Inception (7/28/97)   6.00%(1)  4.60%(2)   5 Years                    4.94%(1)    4.63%(2)
                                                    10 Years                   6.76%(1)    6.76%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/00                              PERIOD ENDED 10/31/00
   -------------------------                          -------------------------
   1 Year                     6.26%(1)    5.26%(2)    1 Year                     7.17%(1)
   Since Inception (7/28/97)  5.12%(1)    5.12%(2)    Since Inception (7/28/97)  5.71%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2000.
(4) The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000

PRINCIPAL                                        DESCRIPTION
AMOUNT IN                                            AND                                            COUPON
THOUSANDS                                       MATURITY DATE                                        RATE      VALUE
------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (75.7%)
           U.S. Government Agencies (10.4%)
 $12,000   Federal Home Loan Banks 07/02/12.......................................................   0.00%  $  4,697,880
   4,400   Federal National Mortgage Assoc. 09/25/07..............................................   6.85      4,322,428
   5,000   Federal National Mortgage Assoc. 12/24/07..............................................   6.48      4,847,850
  58,000   Resolution Funding Strip 07/15/08 - 01/15/09...........................................   0.00     35,578,280
                                                                                                            ------------
                                                                                                              49,446,438
                                                                                                            ------------
           U.S. Treasury Bonds (62.7%)
  50,000   11/15/27 - 08/15/29....................................................................   6.125    51,408,500
  30,000   05/15/30...............................................................................   6.25     31,950,000
  20,000   11/15/15*..............................................................................   9.875    27,613,200
  15,000   11/15/12...............................................................................  10.375    18,692,550
  92,600   08/15/13...............................................................................  12.00    126,589,756
  30,000   11/15/11...............................................................................  14.00     42,003,900
                                                                                                            ------------
                                                                                                             298,257,906
                                                                                                            ------------
           U.S. Treasury Notes (2.6%)
   5,000   11/15/08...............................................................................   4.75      4,655,150
   8,000   02/15/01...............................................................................   7.75      8,022,960
                                                                                                            ------------
                                                                                                              12,678,110
                                                                                                            ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (COST $362,766,573)............................................................................   360,382,454
                                                                                                            ------------

           MORTGAGE-BACKED SECURITIES (23.5%)
           Federal Home Loan Mortgage Corp. (2.9%)
   9,083   10/01/10 - 02/01/20....................................................................   9.50      9,400,589
   3,273   09/01/15 - 10/01/19....................................................................  10.00      3,390,449
     784   02/01/16 - 10/01/18....................................................................  10.50        837,780
                                                                                                            ------------
                                                                                                              13,628,818
                                                                                                            ------------
           Federal National Mortgage Assoc. (5.5%)
   8,365   03/01/28 - 08/01/28....................................................................   6.00      7,841,878
   1,445   06/01/26 - 12/01/26....................................................................   7.50      1,442,559
  14,056   05/01/24 - 09/01/30....................................................................   8.00     14,227,588
   1,946   01/01/22 - 04/01/25....................................................................   8.50      1,987,457
     644   09/01/16 - 05/01/20....................................................................   9.50        667,663
      67   03/01/16 - 02/01/18....................................................................   9.75         70,558
                                                                                                            ------------
                                                                                                              26,237,703
                                                                                                            ------------
           Government National Mortgage Assoc. (8.9%)
  17,394   08/15/25 - 05/15/29....................................................................   6.50     16,790,545
  19,201   12/15/22 - 05/15/24....................................................................   7.00     18,930,851
     538   01/15/29 - 08/15/29....................................................................   7.50        539,579
   5,468   10/15/19 - 10/15/24....................................................................   8.50      5,608,314

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                             COUPON
THOUSANDS                                      MATURITY DATE                                        RATE       VALUE
------------------------------------------------------------------------------------------------------------------------
 $   396   05/15/16 - 11/15/20....................................................................  10.00%  $    415,154
      38   09/15/18...............................................................................  11.00         41,174
                                                                                                            ------------
                                                                                                              42,325,617
                                                                                                            ------------
           Government National Mortgage Assoc. I I (6.2%)
   8,962   01/20/29 - 02/20/29....................................................................   6.50      8,617,450
  17,992   12/20/28 - 06/20/29....................................................................   7.00     17,649,142
   3,099   05/20/30...............................................................................   8.00      3,131,856
                                                                                                            ------------
                                                                                                              29,398,448
                                                                                                            ------------

           TOTAL MORTGAGE-BACKED SECURITIES
           (COST $112,740,508)............................................................................   111,590,586
                                                                                                            ------------


           SHORT-TERM INVESTMENT (0.6%)
           REPURCHASE AGREEMENT
   2,973   The Bank of New York (dated 10/31/00; proceeds $2,973,854) (a) (COST $2,973,322)..............     2,973,322
                                                                                                           ------------

TOTAL INVESTMENTS
(COST $478,480,403) (b)...................................................................   99.8%    474,946,362

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.2         862,013
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 475,808,375
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 * A portion of this security is segregated in connection with open futures contracts.
(a) Collateralized by $2,976,066 U.S. Treasury Note 6.25% due 07/31/02 valued at $3,032,796.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,032,773 and the aggregate gross unrealized depreciation is $10,566,814, resulting in net unrealized depreciation of $3,534,041.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2000:

                        DESCRIPTION,        UNDERLYING
     NUMBER OF         DELIVERY MONTH,     FACE AMOUNT      UNREALIZED
     CONTRACTS            AND YEAR           AT VALUE      DEPRECIATION
------------------------------------------------------------------------
        375          U.S. Treasury Bonds   $ 37,441,406    $    517,775
                        December/2000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value
  (cost $478,480,403).........................................................................  $474,946,362
Cash..........................................................................................        23,438
Receivable for:
    Interest..................................................................................     9,092,313
    Shares of beneficial interest sold........................................................     1,044,793
    Variation margin on future contracts......................................................       187,500
    Principal paydowns........................................................................       144,361
Prepaid expenses and other assets.............................................................        50,229
                                                                                                ------------
     TOTAL ASSETS.............................................................................   485,488,996
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     8,351,732
    Plan of distribution fee..................................................................       354,296
    Dividends and distributions to shareholders...............................................       300,728
    Investment management fee.................................................................       233,193
Accrued expenses and other payables...........................................................       440,672
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     9,680,621
                                                                                                ------------
     NET ASSETS...............................................................................  $475,808,375
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $519,199,097
Net unrealized depreciation...................................................................    (4,051,816)
Accumulated net realized loss.................................................................   (39,338,906)
                                                                                                ------------
     NET ASSETS...............................................................................  $475,808,375
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................  $  4,821,183
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       536,908
     NET ASSET VALUE PER SHARE................................................................         $8.98
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................         $9.38
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $456,417,554
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    51,556,289
     NET ASSET VALUE PER SHARE................................................................         $8.85
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................  $ 10,191,213
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,141,467
     NET ASSET VALUE PER SHARE................................................................         $8.93
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................  $  4,378,425
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       495,550
     NET ASSET VALUE PER SHARE................................................................         $8.84
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $39,600,874
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        4,534
Plan of distribution fee (Class B shares)......................................................    4,111,164
Plan of distribution fee (Class C shares)......................................................       86,720
Investment management fee......................................................................    2,765,873
Transfer agent fees and expenses...............................................................      456,054
Registration fees..............................................................................       97,305
Shareholder reports and notices................................................................       83,570
Professional fees..............................................................................       80,283
Custodian fees.................................................................................       78,880
Trustees' fees and expenses....................................................................       17,356
Other..........................................................................................       16,943
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    7,798,682
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   31,802,192
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments................................................................................    4,085,081
    Futures contracts..........................................................................   (3,995,104)
    Options written............................................................................    1,341,115
                                                                                                 -----------

     NET GAIN..................................................................................    1,431,092
                                                                                                 -----------

Net change in unrealized appreciation..........................................................   (4,503,807)
                                                                                                 -----------

     NET LOSS..................................................................................   (3,072,715)
                                                                                                 -----------

NET INCREASE...................................................................................  $28,729,477
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE YEAR      FOR THE YEAR
                                                                                            ENDED             ENDED
                                                                                       OCTOBER 31, 2000  OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................................    $ 31,802,192      $ 36,412,647
Net realized gain....................................................................       1,431,092         2,435,567
Net change in unrealized appreciation/depreciation...................................      (4,503,807)      (58,286,121)
                                                                                         ------------      ------------

     NET INCREASE (DECREASE).........................................................      28,729,477       (19,437,907)
                                                                                         ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................................................        (334,672)         (328,982)
Class B shares.......................................................................     (30,522,209)      (35,383,489)
Class C shares.......................................................................        (641,985)         (502,451)
Class D shares.......................................................................        (303,326)         (197,725)
                                                                                         ------------      ------------

     TOTAL DIVIDENDS.................................................................     (31,802,192)      (36,412,647)
                                                                                         ------------      ------------
Net decrease from transactions in shares of beneficial interest......................     (82,892,591)      (35,642,483)
                                                                                         ------------      ------------

     NET DECREASE....................................................................     (85,965,306)      (91,493,037)

NET ASSETS:
Beginning of period..................................................................     561,773,681       653,266,718
                                                                                         ------------      ------------

     END OF PERIOD...................................................................    $475,808,375      $561,773,681
                                                                                         ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid;
(3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts:
A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

$7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,444,031 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.10% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

shares and Class C shares of $2,432, $390,423 and $7,871, respectively and received $9,869 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 were $304,196,567 and $394,462,710, respectively.

Transactions in written options for the year ended October 31, 2000 were as follows:

                                                                    CONTRACTS      PREMIUMS
                                                                   -----------  --------------
Option contracts written, outstanding at beginning of the
 period..........................................................         500   $     194,541
Options written..................................................       9,900       5,972,574
Options closed...................................................      (7,417)     (4,561,723)
Options exercised................................................      (2,523)     (1,462,580)
Options expired..................................................        (460)       (142,812)
                                                                   ----------   -------------
Option contracts written, outstanding at end of the period.......           0   $           0
                                                                   ==========   =============

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $3,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,845. At October 31, 2000, the Fund had an accrued pension liability of $53,427 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Fund had a net capital loss carryover of approximately $34,797,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

          AMOUNT IN THOUSANDS
----------------------------------------
 2002      2004       2007       2008
-------     ----      ------      ----
$31,124     $690      $2,381      $602
=======     ====      ======      ====

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

At October 31, 2000, the Fund was required for Federal income tax purposes to defer approximately $4,758,000 of realized losses on certain closed options and futures contracts.

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $3,854,214.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    6,489,634  $  57,621,601       763,352  $   7,174,821
Reinvestment of dividends........................................       27,856        246,613        28,765        269,255
Redeemed.........................................................   (6,454,550)   (57,263,299)     (817,775)    (7,604,223)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) -- Class A...............................       62,940        604,915       (25,658)      (160,147)
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   28,272,528    246,845,233    11,015,098    101,346,580
Reinvestment of dividends........................................    1,998,950     17,421,227     2,189,665     20,178,753
Redeemed.........................................................  (39,670,884)  (345,885,470)  (17,981,486)  (165,348,233)
                                                                   -----------  -------------   -----------  -------------
Net decrease -- Class B..........................................   (9,399,406)   (81,619,010)   (4,776,723)   (43,822,900)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    1,907,176     16,921,690     1,002,507      9,285,620
Reinvestment of dividends........................................       45,607        401,053        38,573        357,523
Redeemed.........................................................   (2,039,464)   (18,041,761)     (548,291)    (5,132,935)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) -- Class C...............................      (86,681)      (719,018)      492,789      4,510,208
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................    6,061,166     52,868,442     1,612,081     14,224,809
Reinvestment of dividends........................................       25,877        225,055        17,692        161,340
Redeemed.........................................................   (6,222,581)   (54,252,975)   (1,200,596)   (10,555,793)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) -- Class D...............................     (135,538)    (1,159,478)      429,177      3,830,356
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................   (9,558,685) $ (82,892,591)   (3,880,415) $ (35,642,483)
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2000, the Fund had outstanding interest rate futures.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                                    FOR THE YEAR ENDED OCTOBER 31               JULY 28, 1997*
                                                           -----------------------------------------------          THROUGH
                                                               2000             1999             1998          OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................   $   9.01         $   9.79         $   9.45            $    9.26
                                                             --------         --------         --------            ---------

Income (loss) from investment operations:
   Net investment income..................................       0.63             0.62             0.64                 0.16
   Net realized and unrealized gain (loss)................      (0.03)           (0.78)            0.34                 0.19
                                                             --------         --------         --------            ---------

Total income (loss) from investment operations............       0.60            (0.16)            0.98                 0.35
                                                             --------         --------         --------            ---------

Less dividends from net investment income.................      (0.63)           (0.62)           (0.64)               (0.16)
                                                             --------         --------         --------            ---------

Net asset value, end of period............................   $   8.98         $   9.01         $   9.79            $    9.45
                                                             ========         ========         ========            =========

TOTAL RETURN+.............................................       6.97%           (1.66)%          10.75%                3.78%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................       0.82%(3)         0.91 %(3)        0.93%(3)             0.92%(2)

Net investment income.....................................       7.05%(3)         6.65 %(3)        6.70%(3)             6.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................     $4,821           $4,272           $4,894               $2,051

Portfolio turnover rate...................................         64%              17 %             13%                  12%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE YEAR ENDED OCTOBER 31
                                                ---------------------------------------------------------------------------------
                                                    2000             1999             1998             1997*            1996
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........   $   8.87         $   9.72         $   9.36         $   9.25         $   9.49
                                                  --------         --------         --------         --------         --------

Income (loss) from investment operations:
   Net investment income.......................       0.55             0.55             0.58             0.59             0.59
   Net realized and unrealized gain (loss).....      (0.02)           (0.85)            0.36             0.11            (0.25)
                                                  --------         --------         --------         --------         --------

Total income (loss) from investment
 operations....................................       0.53            (0.30)            0.94             0.70             0.34
                                                  --------         --------         --------         --------         --------

Less dividends from net investment income......      (0.55)           (0.55)           (0.58)           (0.59)           (0.58)
                                                  --------         --------         --------         --------         --------

Net asset value, end of period.................   $   8.85         $   8.87         $   9.72         $   9.36         $   9.25
                                                  ========         ========         ========         ========         ========

TOTAL RETURN+..................................       6.26%           (3.09)%          10.35%            7.89%            3.79%

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................       1.57%(1)         1.55 %(1)        1.54%(1)         1.53%            1.53%

Net investment income..........................       6.30%(1)         6.01 %(1)        6.09%(1)         6.41%            6.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........   $456,418         $540,916         $639,212         $623,049         $719,935

Portfolio turnover rate........................         64%              17 %             13%              12%              10%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                FOR THE PERIOD
                                                                    FOR THE YEAR ENDED OCTOBER 31               JULY 28, 1997*
                                                           -----------------------------------------------          THROUGH
                                                               2000             1999             1998          OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................   $   8.95         $   9.80         $   9.44            $   9.26
                                                             --------         --------         --------            --------

Income (loss) from investment operations:
   Net investment income..................................       0.56             0.56             0.58                0.15
   Net realized and unrealized gain (loss)................      (0.02)           (0.85)            0.36                0.18
                                                             --------         --------         --------            --------

Total income (loss) from investment operations............       0.54            (0.29)            0.94                0.33
                                                             --------         --------         --------            --------

Less dividends from net investment income.................      (0.56)           (0.56)           (0.58)              (0.15)
                                                             --------         --------         --------            --------

Net asset value, end of period............................   $   8.93         $   8.95         $   9.80            $   9.44
                                                             ========         ========         ========            ========

TOTAL RETURN+.............................................       6.26%           (3.03)%          10.30%               3.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................       1.57%(3)         1.55 %(3)        1.54%(3)            1.52%(2)

Net investment income.....................................       6.30%(3)         6.01 %(3)        6.09%(3)            5.86%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................    $10,191          $10,995           $7,204                $721

Portfolio turnover rate...................................         64%              17 %             13%                 12%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                FOR THE PERIOD
                                                                    FOR THE YEAR ENDED OCTOBER 31               JULY 28, 1997*
                                                           -----------------------------------------------          THROUGH
                                                               2000             1999             1998          OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................   $   8.86         $   9.69         $   9.33            $   9.26
                                                             --------         --------         --------            --------

Income (loss) from investment operations:
   Net investment income..................................       0.63             0.63             0.66                0.17
   Net realized and unrealized gain (loss)................      (0.02)           (0.83)            0.36                0.07
                                                             --------         --------         --------            --------

Total income (loss) from investment operations............       0.61            (0.20)            1.02                0.24
                                                             --------         --------         --------            --------

Less dividends from net investment income.................      (0.63)           (0.63)           (0.66)              (0.17)
                                                             --------         --------         --------            --------

Net asset value, end of period............................   $   8.84         $   8.86         $   9.69            $   9.33
                                                             ========         ========         ========            ========

TOTAL RETURN+.............................................       7.17%           (2.08)%          11.30%               2.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................       0.72%(3)         0.70 %(3)        0.69%(3)            0.63%(2)

Net investment income.....................................       7.15%(3)         6.86 %(3)        6.94%(3)            6.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................     $4,378           $5,590           $1,956                 $69

Portfolio turnover rate...................................         64%              17 %             13%                 12%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND TRUSTEES OF
MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Federal Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1999 and the financial highlights for each of the respective stated periods ended October 31, 1999 were audited by other independent accountants whose report, dated December 8, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Federal Securities Trust as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 11, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2000, 75.28% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such year.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
FEDERAL
SECURITIES TRUST






ANNUAL REPORT
OCTOBER 31, 2000